PRUDENTIAL’S GIBRALTAR FUND, INC.
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.1%
Common Stocks
Automobiles — 5.5%
Tesla, Inc.*	17,884	$11,945,260
Biotechnology — 2.2%
Vertex Pharmaceuticals, Inc.*	7,665	1,647,132
Zai Lab Ltd. (China), ADR*	22,927	3,059,149
		4,706,281
Capital Markets — 1.8%
S&P Global, Inc.	10,874	3,837,108
Entertainment — 1.0%
Spotify Technology SA*	7,971	2,135,829
Food & Staples Retailing — 3.4%
Costco Wholesale Corp.	20,991	7,398,908
Health Care Equipment & Supplies — 0.5%
Danaher Corp.	4,773	1,074,307
Health Care Technology — 1.9%
Teladoc Health, Inc.*(a)	22,053	4,008,133
Interactive Media & Services — 14.0%
Alphabet, Inc. (Class A Stock)*	2,892	5,964,808
Alphabet, Inc. (Class C Stock)*	5,013	10,370,042
Facebook, Inc. (Class A Stock)*	27,506	8,101,342
Match Group, Inc.*	20,603	2,830,440
Snap, Inc. (Class A Stock)*	57,110	2,986,282
		30,252,914
Internet & Direct Marketing Retail — 9.0%
Amazon.com, Inc.*	4,778	14,783,514
Chewy, Inc. (Class A Stock)*(a)	55,310	4,685,310
		19,468,824
IT Services — 17.2%
Mastercard, Inc. (Class A Stock)	31,001	11,037,906
Shopify, Inc. (Canada) (Class A Stock)*	7,238	8,008,847
Square, Inc. (Class A Stock)*	24,091	5,469,862
Twilio, Inc. (Class A Stock)*	7,124	2,427,574
Visa, Inc. (Class A Stock)	47,274	10,009,324
		36,953,513
Pharmaceuticals — 2.5%
Eli Lilly & Co.	29,088	5,434,220
Road & Rail — 3.1%
Uber Technologies, Inc.*	122,550	6,680,201
Software — 20.1%
Adobe, Inc.*	21,389	10,167,689
Microsoft Corp.	75,737	17,856,512
RingCentral, Inc. (Class A Stock)*	6,069	1,807,834
salesforce.com, Inc.*	51,750	10,964,273
Splunk, Inc.*	18,034	2,443,246
		43,239,554
	Shares	Value
Common Stocks (continued)
Specialty Retail — 4.1%
Carvana Co.*	13,129	$3,445,050
Home Depot, Inc. (The)	12,221	3,730,460
TJX Cos., Inc. (The)	23,979	1,586,211
		8,761,721
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	74,721	9,127,170
Textiles, Apparel & Luxury Goods — 8.6%
Kering SA (France), ADR	72,324	4,992,526
Lululemon Athletica, Inc.*	13,035	3,997,965
NIKE, Inc. (Class B Stock)	70,942	9,427,482
		18,417,973

Total Long-Term Investments (cost $74,552,338)		213,441,916
Short-Term Investments — 3.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	1,935,728	1,935,728
PGIM Institutional Money Market Fund (cost $4,420,699; includes $4,418,673 of cash collateral for securities on loan)(b)(wa)	4,432,285	4,430,069

Total Short-Term Investments (cost $6,356,427)		6,365,797

TOTAL INVESTMENTS—102.1% (cost $80,908,765)		219,807,713

Liabilities in excess of other assets — (2.1)%		(4,468,519)

Net Assets — 100.0%		$215,339,194

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,575,890; cash collateral of $4,418,673 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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